Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments

The Future Minimum Lease Payments are:

Three months period ending 6/30/2020	$127,000
2021	393,000
2022	496,000
2023	513,000
2024	572,000
Thereafter	1,454,000
Total Future Minimum Lease Payments	3,555,000
Less: discount	(924,000)
Total lease liability	$2,631,000
The Future Minimum Lease Payments for the new lease are:
2020	$381,814
2021	393,269
2022	496,354
2023	512,518
2024	571,590
Thereafter	1,454,497

Total Future Minimum Lease Payments	$3,810,042